Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	AMERICAN HIGH-INCOME TRUST
Entity Central Index Key	0000823620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
AMERICAN HIGH INCOME TRUST | Class T
Prospectus:
Trading Symbol	TAHIX
AMERICAN HIGH INCOME TRUST | Class 529-T
Prospectus:
Trading Symbol	TAIHX
AMERICAN HIGH INCOME TRUST | Class F-3
Prospectus:
Trading Symbol	HIGFX
AMERICAN HIGH INCOME TRUST | Class R-5E
Prospectus:
Trading Symbol	RITHX
AMERICAN HIGH INCOME TRUST | Class R-2E
Prospectus:
Trading Symbol	RTEHX
AMERICAN HIGH INCOME TRUST | Class R-6
Prospectus:
Trading Symbol	RITGX
AMERICAN HIGH INCOME TRUST | Class F-2
Prospectus:
Trading Symbol	AHIFX
AMERICAN HIGH INCOME TRUST | Class 529-F-1
Prospectus:
Trading Symbol	CITFX
AMERICAN HIGH INCOME TRUST | Class 529-E
Prospectus:
Trading Symbol	CITEX
AMERICAN HIGH INCOME TRUST | Class 529-C
Prospectus:
Trading Symbol	CITCX
AMERICAN HIGH INCOME TRUST | Class 529-A
Prospectus:
Trading Symbol	CITAX
AMERICAN HIGH INCOME TRUST | Class F-1
Prospectus:
Trading Symbol	AHTFX
AMERICAN HIGH INCOME TRUST | Class C
Prospectus:
Trading Symbol	AHTCX
AMERICAN HIGH INCOME TRUST | Class R-5
Prospectus:
Trading Symbol	RITFX
AMERICAN HIGH INCOME TRUST | Class R-4
Prospectus:
Trading Symbol	RITEX
AMERICAN HIGH INCOME TRUST | Class R-3
Prospectus:
Trading Symbol	RITCX
AMERICAN HIGH INCOME TRUST | Class R-2
Prospectus:
Trading Symbol	RITBX
AMERICAN HIGH INCOME TRUST | Class R-1
Prospectus:
Trading Symbol	RITAX
AMERICAN HIGH INCOME TRUST | Class A
Prospectus:
Trading Symbol	AHITX
AMERICAN HIGH INCOME TRUST | Class 529-F-2
Prospectus:
Trading Symbol	FAHHX
AMERICAN HIGH INCOME TRUST | Class 529-F-3
Prospectus:
Trading Symbol	FTAHX